Acquisitions - Summary of The Fair Values of Assets Acquired and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 1,111,197	$ 30,047	$ 30,047
Ours Technology [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	153
Prepaid expenses and other current assets	23
Property and equipment, net	218
Other assets	9
Acquisition related intangible assets	19,000
Goodwill	24,251
Accounts payable	(46)
Deferred tax liability	(2,787)
Total	40,821
Apparate USA LLC [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	310,540
Prepaid expenses and other current assets	6,229
Property and equipment, net	63,395
Operating lease right-of-use assets	41,915
Other assets	18,351
Acquisition related intangible assets	545,500
Goodwill	1,056,817
Accounts payable	(1,860)
Related party payable	(46,970)
Accrued expenses and other current liabilities	(37,796)
Operating lease liabilities	(40,413)
Total	$ 1,915,708
Blackmore Sensors And Analytics Inc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		2,649
Prepaid expenses and other current assets		268
Property and equipment, net		623
Goodwill		30,047
Intangible assets		52,700
Right-of-use assets		2,479
Accounts payable		(413)
Accrued payroll and related liabilities		(332)
Deferred tax liability		(10,830)
Operating lease liabilities		(2,479)
Total		$ 74,712